Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2023

Shares		Value (US$)
	COMMON STOCKS - 99.9%
	COMMUNICATION SERVICES - 10.0%
	Entertainment - 7.9%
100,907	Endeavor Group Holdings, Inc. - Class A	$2,394,523
14,837	Playtika Holding Corp. *	129,379
296,634	ROBLOX Corp. - Class A *	13,562,106
		16,086,008
	Interactive Media & Services - 2.1%
64,098	Bumble, Inc. - Class A *	944,804
205,655	Kanzhun Ltd. - ADR	3,415,930
		4,360,734
		20,446,742
	CONSUMER DISCRETIONARY - 17.7%
	Automobile Components - 1.2%
54,831	Mobileye Global, Inc. - Class A * (a)	2,375,279

	Automobiles - 4.9%
423,549	Rivian Automotive, Inc. - Class A (a)	9,936,460

	Broadline Retail - 6.7%
700,046	Coupang, Inc. *	11,333,745
58,786	Global-e Online Ltd. *	2,329,689
		13,663,434
	Diversified Consumer Services - 2.0%
18,524	Duolingo, Inc. *	4,202,169

	Hotels, Restaurants & Leisure - 0.6%
10,681	Cava Group, Inc. * (a)	459,069
21,770	Dutch Bros, Inc. - Class A *	689,456
		1,148,525
	Textiles, Apparel & Luxury Goods - 2.3%
20,650	Birkenstock Holding PLC *	1,006,274
134,807	On Holding AG - Class A *	3,635,745
		4,642,019
		35,967,886
	CONSUMER STAPLES - 9.8%
	Consumer Staples Distribution & Retail - 0.2%
14,085	Maplebear, Inc. *	330,575

	Personal Care Products - 9.6%
908,948	Kenvue, Inc.	19,569,651
		19,900,226
	FINANCIALS - 27.8%
	Banks - 6.1%
1,493,646	NU Holdings Ltd. - Class A *	12,442,071

	Capital Markets - 12.8%
108,245	Coinbase Global, Inc. - Class A *	18,825,970
429,386	Robinhood Markets, Inc. - Class A *	5,470,378
40,978	TPG, Inc.	1,769,020
		26,065,368

See accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2023 (Continued)

Shares		Value (US$)
	Financial Services - 7.6%
143,795	Affirm Holdings, Inc. *	$7,066,087
146,083	Corebridge Financial, Inc.	3,164,158
58,296	Dlocal Ltd. *	1,031,256
18,757	Enact Holdings, Inc.	541,890
304,139	Marqeta, Inc. - Class A *	2,122,890
84,310	Remitly Global, Inc. *	1,637,300
		15,563,581
	Insurance - 1.3%
60,564	Ryan Specialty Holdings, Inc. *	2,605,463
		56,676,483
	HEALTH CARE - 3.2%
	Health Care Equipment & Supplies - 0.2%
22,407	Bausch & Lomb Corp. *	382,264

	Health Care Providers & Services - 1.9%
185,571	agilon health, Inc. *	2,328,916
71,299	Privia Health Group, Inc. * (a)	1,642,016
		3,970,932
	Health Care Technology - 1.1%
76,507	Doximity, Inc. - Class A *	2,145,256
		6,498,452
	INDUSTRIALS - 6.0%
	Electrical Equipment - 2.0%
37,132	Fluence Energy, Inc. * (a)	885,598
31,430	NEXTracker, Inc. - Class A *	1,472,496
108,623	Shoals Technologies Group, Inc. - Class A *	1,688,001
		4,046,095
	Ground Transportation - 1.9%
427,839	Full Truck Alliance Co. Ltd. - ADR *	2,999,151
83,850	Hertz Global Holdings, Inc. * (a)	871,202
		3,870,353
	Professional Services - 0.4%
41,089	Paycor HCM, Inc. *	887,112

	Trading Companies & Distributors - 1.7%
85,574	Core & Main, Inc. - Class A *	3,458,045
		12,261,605
	INFORMATION TECHNOLOGY - 25.4%
	IT Services - 1.3%
40,160	DigitalOcean Holdings, Inc. * (a)	1,473,470
31,976	Squarespace, Inc. - Class A *	1,055,528
		2,528,998
	Semiconductors & Semiconductor Equipment - 3.9%
65,618	ARM Holdings PLC - ADR *	4,930,865
50,095	GLOBALFOUNDRIES, Inc. * (a)	3,035,757
		7,966,622

See accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2023 (Continued)

Shares		Value (US$)
	Software - 20.2%
134,167	AppLovin Corp. - Class A *	$5,346,555
33,189	Braze, Inc. - Class A *	1,763,331
52,054	Clear Secure, Inc. - Class A	1,074,915
118,197	Confluent, Inc. - Class A *	2,765,810
87,814	DoubleVerify Holdings, Inc. *	3,229,799
30,774	EngageSmart, Inc. *	704,725
102,626	Freshworks, Inc. - Class A *	2,410,685
56,013	Gitlab, Inc. - Class A *	3,526,578
62,107	HashiCorp, Inc. - Class A *	1,468,209
27,153	Informatica, Inc. - Class A *	770,874
12,350	Instructure Holdings, Inc. *	333,573
12,291	Klaviyo, Inc. - Class A *	341,444
15,783	Monday.com Ltd. *	2,964,205
35,500	PowerSchool Holdings, Inc. - Class A *	836,380
50,826	Procore Technologies, Inc. *	3,518,176
149,225	SentinelOne, Inc. - Class A *	4,094,734
243,026	UiPath, Inc. - Class A *	6,036,766
		41,186,759
		51,682,379

	TOTAL COMMON STOCKS (Cost - $218,668,636)	203,433,773

	SHORT-TERM INVESTMENTS - 2.3%
4,707,708	State Street Navigator Securities Lending Government Money Market Portfolio (b)	4,707,708

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,707,708)	4,707,708

	TOTAL INVESTMENTS - 102.2% (Cost - $223,376,344) (c)	$208,141,481
	LIABILITIES LESS OTHER ASSETS - (2.2)%	(4,560,949)
	NET ASSETS - 100.0%	$203,580,532

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2023, the market value of securities loaned was $10,156,391. The loaned securities were secured with cash collateral of $4,707,708 and non-cash collateral with a value of $5,862,060. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $223,376,344. At December 31, 2023, net depreciation for all securities was $15,234,863. This consists of aggregate gross unrealized appreciation of $7,833,558 and aggregate gross unrealized depreciation of $23,068,421.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2023

Shares		Value (US$)
	COMMON STOCKS - 99.6%
	BELGIUM - 2.7%
6,151	Azelis Group NV	$150,611

	BRITAIN - 18.8%
19,937	Allfunds Group PLC	141,411
24,163	Darktrace PLC *	112,941
68,088	Deliveroo PLC *	110,742
35,873	Oxford Nanopore Technologies PLC *	95,201
8,793	Pepco Group NV *	58,236
16,964	Petershill Partners PLC	36,673
44,805	Wise PLC - Class A *	499,148
		1,054,352
	CANADA - 2.2%
4,374	Definity Financial Corp. (a)	123,920

	CHINA - 22.9%
1,645	Asymchem Laboratories Tianjin Co. Ltd. - Class H (a)	19,171
8,225	CALB Group Co. Ltd. *	18,539
6,500	China Tourism Group Duty Free Corp. Ltd. - Class H	63,805
29,000	HUTCHMED China Ltd. *	106,589
99,734	JD Logistics, Inc. *	124,915
7,446	JL Mag Rare-Earth Co. Ltd. - Class H	9,574
6,840	Joinn Laboratories China Co. Ltd. - Class H	11,265
72,690	Kuaishou Technology *	492,916
8,100	Onewo, Inc. - Class H (a)	25,830
919,858	SenseTime Group, Inc. - Class B *	136,650
13,500	Shanghai MicroPort MedBot Group Co. Ltd. *	36,047
1,000	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. *	13,178
6,200	Tianqi Lithium Corp. - Class H	34,261
34,337	Zhejiang Leapmotor Technologies Ltd. * (a)	156,987
29,400	ZJLD Group, Inc. *	36,974
		1,286,701
	FRANCE - 0.4%
1,574	Antin Infrastructure Partners SA	23,944

	GERMANY - 10.7%
5,195	Dr Ing hc F Porsche AG - (Preference Shares)	458,228
1,443	Ionos SE *	27,814
2,070	Schott Pharma AG & Co. KGaA *	76,782
1,809	Thyssenkrupp Nucera AG & Co. KGaa *	36,845
		599,669
	INDONESIA - 16.2%
378,200	Amman Mineral Internasional PT *	160,889
937,900	Barito Renewables Energy Tbk. PT	455,335
43,820,187	GoTo Gojek Tokopedia Tbk. PT *	244,758
247,500	Pertamina Geothermal Energy PT	18,807
475,900	Trimegah Bangun Persada Tbk. PT	30,909
		910,698
	ITALY - 2.2%
6,070	Ariston Holding NV	41,981
2,137	Industrie De Nora SpA (a)	37,015
3,984	Lottomatica Group SpA *	43,058
		122,054
	JAPAN - 6.1%
3,500	Kokusai Electric Corp. *	76,082
5,100	Rakuten Bank Ltd. * (a)	76,391
10,500	Socionext, Inc.	190,638
		343,111

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2023 (Continued)

Shares		Value (US$)
	NETHERLANDS - 1.8%
6,141	CTP NV	$103,589

	NORWAY - 3.4%
42,502	AutoStore Holdings Ltd. *	83,583
33,516	Var Energi ASA	106,091
		189,674
	PHILIPPINES - 1.1%
431,069	Monde Nissin Corp.	65,235

	POLAND - 3.0%
12,164	InPost SA *	168,057

	RUSSIA - 0.0%
11,913	Fix Price Group PLC - GDR * ±	119

	SPAIN - 1.9%
3,398	Corp. ACCIONA Energias Renovables SA	105,334

	SWEDEN - 2.0%
34,907	Volvo Car AB - Class B *	112,688

	THAILAND - 2.4%
166,088	PTT Oil & Retail Business PCL	92,940
149,021	Thai Life Insurance PCL	39,949
		132,889
	TURKEY - 1.0%
12,550	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	40,160
6,845	Kaleseramik Canakkale Kalebodur Seramik Sanayi AS *	14,947
		55,107
	UNITED STATES - 0.8%
38,130	GQG Partners, Inc.	44,302

	TOTAL COMMON STOCKS (Cost - $7,276,516)	5,592,054

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2023 (Continued)

Shares		Value (US$)
	SHORT-TERM INVESTMENTS - 1.1%
64,349	State Street Navigator Securities Lending Government Money Market Portfolio (b)	$64,349

	TOTAL SHORT-TERM INVESTMENTS (Cost - $64,349)	64,349

	TOTAL INVESTMENTS - 100.7% (Cost - $7,340,865) (c)	$5,656,403
	LIABILITIES LESS OTHER ASSETS - (0.7)%	(39,101)
	NET ASSETS - 100.0%	$5,617,302

*	Non-income producing security.

±	Investments categorized as a significant unobservable input. At December 31, 2023, the aggregate value of these securities amounted to $119 or less than 0.01% of Net Assets.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2023, the market value of securities loaned was $278,277. The loaned securities were secured with cash collateral of $64,349 and non-cash collateral with a value of $228,011. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $7,340,865. At December 31, 2023, net depreciation for all securities was $1,684,462. This consists of aggregate gross unrealized appreciation of $172,887 and aggregate gross unrealized depreciation of $1,857,349.

GDR - Global Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance IPO ETFs Notes to Financial Statements
For the Period Ended December 31, 2023 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities for which market quotations are readily available as defined in Rule 2a-5 under the 1940 Act are based on the securities’ last quoted sales prices on their principal exchanges. In the absence of a last reported sales price, values may be based on the mean between the current bid and ask prices, if available. Any Fund’s securities for which market quotations are not readily available, as well as restricted securities or other investment assets, are to be valued at fair value as determined in good faith in accordance with Valuation Procedures, approved by the Board of Trustees (the “Board”). To carry out the responsibility to determine the Fair Value of any securities or other assets for which market quotations are not readily available, the Board has designated Renaissance Capital LLC (the “Adviser” or “Valuation Designee”) as the Valuation Designee. The Funds’ Administrator, State Street Bank and Trust Company, assists the Valuation Designee with its responsibilities as set forth in the Valuation Procedures. As a general principle, the “fair value” of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Adviser with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the Adviser and the methodologies used to value comparable or similar securities in those Funds; (vi) the extent to which the fair value determination will be based on data or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security. Short-term instruments with maturities of 60 days or less at the date of the purchase generally are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be received upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Renaissance IPO ETFs Notes to Financial Statements
For the Period Ended December 31, 2023 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of December 31, 2023:

Renaissance IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$203,433,773	$—	$—	$203,433,773
Short-Term Investments	4,707,708	—	—	4,707,708
Total Investments	$208,141,481	$—	$—	$208,141,481

Renaissance International IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$5,591,935	$—	$119	$5,592,054
Short-Term Investments	64,349	—	—	64,349
Total Investments	$5,656,284	$—	$119	$5,656,403

(1)	See the Portfolio of Investments for industry/country classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. During the period ended December 31, 2023, there were no transfers between levels. The Fund’s policy is to recognize transfers between levels as of the end of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Renaissance IPO ETF	Common Stocks
Balance as of September 30, 2023	$134
Change in Unrealized Appreciation (Depreciation)	(134)
Balance as of December 31, 2023	$—

Renaissance International IPO ETF	Common Stocks
Balance as of September 30, 2023	$119
Change in Unrealized Appreciation (Depreciation)	_—
Balance as of December 31, 2023	$119